Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 311.0
Net operating loss carry-forwards with have no expiration date	$ 234.0
Net Operating loss carry-forwards, expiration date	2029
Tax credit carry-forwards	$ 64.0
Tax credit carry-forwards, expiration date	2021
Effective income tax rate	32.30%	29.70%	33.20%
Unrecognized tax benefits related to prior years		$ 21.4
Unrecognized accrued interest and penalties	$ 5.7	$ 1.6
Net increase to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	6.9
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	28.3
Unrecognized tax benefits payable, current	9.5
Unrecognized tax benefits payable, non-current	18.8
Undistributed earnings of non-U.S. operations	$ 4,100.0
Minimum
Income Taxes [Line Items]
Effective income tax rate	20.00%
Maximum
Income Taxes [Line Items]
Effective income tax rate	30.00%